CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 13):
Software license	$ 34,541	$ 31,542	$ 25,825
Services	65,505	55,545	45,194
Total revenues	100,046	87,087	71,019
Cost of revenues:
Software license	3,686	2,519	2,299
Services	35,185	29,177	24,614
Total cost of revenues	38,871	31,696	26,913
Gross profit	61,175	55,391	44,106
Operating expenses:
Research and development	13,146	9,019	8,081
Less - participation by the Chief Scientist of the Government of Israel	0	0	161
Research and development , net	13,146	9,019	7,920
Selling and marketing	31,977	23,382	19,213
General and administrative	8,779	7,386	6,747
Impairment of goodwill (Note 8C)	0	939	0
Total operating expenses	53,902	40,726	33,880
Operating income	7,273	14,665	10,226
Other income	110	0	0
Interest income, net	274	7	189
Net income before taxes	7,657	14,672	10,415
Taxes on income (Note 14)	169	2,462	1,370
Net income	7,488	12,210	9,045
Other comprehensive income, net of tax
Gain in respect of marketable securities	37	45	0
Gain / (Loss) in respect of derivatives instruments designated for cash flow hedge	689	(440)	146
Comprehensive income	$ 8,214	$ 11,815	$ 9,191
Basic net earnings per share	$ 0.24	$ 0.39	$ 0.30
Diluted net earnings per share	$ 0.23	$ 0.38	$ 0.28
Shares used in computing basic net earnings per share	31,545,435	31,014,373	30,415,679
Shares used in computing diluted net earnings per share	32,837,789	32,226,883	32,037,399